Income Taxes ( Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Liabilities [Abstract]
Deferred tax assets, Income tax loss carryforwards	$ 20,356	$ 65,006
Deferred tax assets, Credit carryforwards	9,226	6,372
Deferred tax assets, Accrued liabilities and allowances	18,455	21,628
Deferred tax assets, Stock-based compensation	12,783	7,953
Deferred tax assets, Intangible assets	14,004	24,316
Deferred tax assets, Other	6,175	3,490
Total deferred tax assets	80,999	128,765
Deferred tax liabilities, Property and equipment	(115,381)	(123,947)
Deferred tax liabilites, Product costs	(36,837)	0
Deferred tax liabilities, Investment basis	(6,906)	0
Deferred tax liabilities, Convertible debt interest	(5,066)	(7,783)
Total deferred tax liabilities	(164,190)	(131,730)
Net deferred tax liabilities	$ (83,191)	$ (2,965)